Financial Instruments - Schedule of Accounts and Other Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable [Member]
Schedule of Accounts and Other Receivable [Line Items]
Balance at beginning	$ 13,114,951	$ 1,481,779
Provision for ECLs	897,170	11,633,172
Write off of ECLs	(6,084,336)
Currency translation adjustments	(462,224)
Balance at ending	7,465,561	13,114,951
Other receivables [Member]
Schedule of Accounts and Other Receivable [Line Items]
Balance at beginning	521,852
Provision for ECLs		521,852
Write off of ECLs
Currency translation adjustments
Balance at ending	$ 521,852	$ 521,852